OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS
Schedule of other current assets

at December 31 (millions of Canadian dollars)	2012	2011

Fair value of derivative contracts (Note 21)	259	361
Deferred income tax assets (Note 15)	285	239
Regulatory assets (Note 8)	178	178
Other	270	326

	992	1,104